Options (Details) - $ / shares	3 Months Ended		6 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
Share-based Payment Arrangement [Abstract]
Options outstanding, beginning			1,697,638	2,353,829
Granted	0	0	0	0
Expired			0	(28,800)
Cancelled			(142,737)	(68,881)
Forfeited			0	(156,652)
Options outstanding, ending	1,554,901	2,099,496	1,554,901	2,099,496
Options exercisable	1,554,901	1,564,504	1,554,901	1,564,504
Weighted average exercise price outstanding, beginning			$ 2.92	$ 8.35
Granted			0.00	.00
Expired			0.00	18.10
Cancelled			1.07	0.38
Forfeited			0.00	.35
Weighted average exercise price outstanding, ending	$ 3.09	$ 9.31	3.09	9.31
Weighted average exercise price exercisable	3.09	12.37	3.09	12.37
Weighted average grant date fair value, beginning			1.99	4.30
Granted			0.00	.00
Expired			0.00	11.00
Cancelled			0.58	.23
Forfeited			0.00	.22
Weighted average grant date fair value, ending	$ 2.12	$ 4.65	2.12	4.65
Weighted average grant date fair value exercisable			$ 2.12	$ 6.15